Parametric Tax-Managed Emerging Markets Fund

Supplement to Statement of Additional Information (“SAI”) dated November 1, 2023

The following changes are effective July 1, 2024:

1.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Fund’s SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul W. Bouchey, CFA(1)
Registered Investment Companies(2)	21	$17,577.4(3)	0	$ 0
Other Pooled Investment Vehicles	6	$887.4	0	$ 0
Other Accounts	81,479	$207,297.3(4)	0	$ 0
Gregory J. Liebl(5)
Registered Investment Companies(2)	1	$1,427.1	0	$ 0
Other Pooled Investment Vehicles	2	$56.0	0	$ 0
Other Accounts	0	$0	0	$ 0
Jennifer Mihara(5)
Registered Investment Companies(2)	0	$0	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	96,675	$275,665.4	0	$ 0
Thomas C. Seto(1)
Registered Investment Companies(2)	66	$34,864.6(3)	0	$ 0
Other Pooled Investment Vehicles	7	$987.2	0	$ 0
Other Accounts	81,491	$207,228.7(4)	0	$ 0
Jennifer Sireklove, CFA
Registered Investment Companies(2)	9	$5,880.1	0	$ 0
Other Pooled Investment Vehicles	6	$887.4	0	$ 0
Other Accounts	81,494	$207,397.1(4)	0	$ 0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the Fund.
(3)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(4)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual accounts within each wrap or model account program.
(5)	As of April 30, 2024.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended June 30, 2023 and in the Eaton Vance family of funds as of December 31, 2022.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Paul W. Bouchey, CFA	None	None
Gregory J. Liebl(1)	None	None
Jennifer Mihara(1)	None	None
Thomas C. Seto	$500,001 - $1,000,000	Over $1,000,000
Jennifer Sireklove, CFA	$100,001 - $500,000	$100,001 - $500,000
(1)	As of April 30, 2024.

June 28, 2024